Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2022
Investment in Joint Ventures and Associates [Abstract]
Table of Investment in Joint Ventures and Associates

	December 31, 2022	December 31, 2021

BBVA Consolidar Seguros S.A.	1,197,152	1,325,212
Interbanking S.A.	823,993	623,016
Rombo Cía. Financiera S.A.	744,208	1,512,044
Play Digital S.A. (1)	486,571	222,162
Openpay Argentina S.A.	215,501	285,733

TOTAL	3,467,425	3,968,167

Table of Investment in Joint Ventures and Associates - Most Significant Investments

	Rombo Compañía Financiera S.A.
	December 31, 2022	December 31, 2021

Total assets	23,038,410	27,438,190
Total liabilities	21,177,890	23,658,081
Equity	1,860,520	3,780,109
Losses	(1,919,588)	(1,785,392)
Ownership interest	40%	40%